Translation differences, fair value and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Translation differences, fair value and other reserves
Balance as of beginning of the year	€ 16,218	€ 20,975	€ 10,524
Foreign exchange translation differences	444	(1,830)	265
Net investment hedging (losses)/gains	(63)	352	(83)
Remeasurements of defined benefit plans	293	662	344
Net fair value (losses)/gains - Translation differences	444	(1,830)	265
Net fair value (losses)/gains - Hedging reserve	(36)	103	(13)
Net fair value (losses)/gains - Fair value reserves	(116)
Transfer to income statement - Hedging reserve	(7)	(75)	25
Acquisition of non-controlling interests		(776)	(752)
Other increase/(decrease) - Translation differences	(3)	7
Other increase (decrease), net	6	2	(6)
Adoption of IFRS 9		(54)
Balance restated		16,164
Balance as of end of the year	15,371	16,218	20,975
Translation differences
Translation differences, fair value and other reserves
Balance as of beginning of the year	(932)	483	292
Foreign exchange translation differences	444	(1,830)	265
Net investment hedging (losses)/gains	(66)	352	(83)
Net fair value (losses)/gains - Translation differences	444	(1,830)	265
Transfer to income statement - Translation differences	(37)	12	(14)
Acquisition of non-controlling interests			(15)
Other increase/(decrease) - Translation differences	(1)	1
Movement attributable to non-controlling interests		50	38
Balance restated		(932)
Balance as of end of the year	(592)	(932)	483
Pension remeasurements
Translation differences, fair value and other reserves
Balance as of beginning of the year	838	173	(172)
Remeasurements of defined benefit plans	293	662	343
Acquisition of non-controlling interests			(2)
Other increase (decrease), net	6	3
Movement attributable to non-controlling interests			4
Balance restated		838
Balance as of end of the year	1,137	838	173
Hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	37	10	(2)
Net fair value (losses)/gains - Hedging reserve	(28)	103	(13)
Transfer to income statement - Hedging reserve	(30)	(75)	25
Other increase (decrease), net		(1)
Balance restated		37
Balance as of end of the year	(21)	37	10
Cost of hedging reserve
Translation differences, fair value and other reserves
Net investment hedging (losses)/gains	3
Net fair value (losses)/gains - Hedging reserve	(8)
Transfer to income statement - Hedging reserve	23
Balance restated		(10)
Balance as of end of the year	8
Cost of hedging reserve | IFRS 9
Translation differences, fair value and other reserves
Adoption of IFRS 9		(10)
Fair value reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	219	305	378
Net fair value (losses)/gains - Fair value reserves	(116)	18	(10)
Transfer to income statement - Fair value reserves	78	(104)	(63)
Balance restated		(23)
Balance as of end of the year	€ (61)	219	€ 305
Fair value reserve | IFRS 9
Translation differences, fair value and other reserves
Adoption of IFRS 9		€ (242)